Land Use Rights, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)
Land Use Rights, Net [Abstract]
Land use rights	¥ 216,489	¥ 0
Less: Accumulated amortization-land use rights	(2,827)
Total land use rights, net	¥ 213,662	¥ 0		$ 31,076